SCHEDULE OF CONVERTIBLE LOANS AT FAIR VALUE (Details) - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2023	Dec. 31, 2022
Convertible Loans And Warrants
Opening Balance		$ 2,257,000	$ 2,492,000
Additional convertible loans	[1]	153,000	526,000
Finance income, net			(743,000)
Closing balance		1,925,000	2,257,000
Repayment of convertible loan	[2]		(17,500)
Conversion of convertible loan	[3]	(243,000)
Decrease of Notes purchased (Note 6k)		(530,000)
Change in fair value of convertible loans liability through profit or loss		$ 288,000	$ (743,000)

[1]	During the Nine months ended September 30, 2023, and the year ended December 31, 2022, the Company received a principal amount of $152,750 and $526,826 respectively.
[2]	During the Nine months ended September 30, 2023, and the year ended December 31, 2022, the Company repaid nill and $17,500, respectively.
[3]	During the Nine months ended September 30, 2023, and the year ended December 31, 2022, a total amount of $242,538 and $0 respectively, were converted into 19,390,359 shares of common stock.